PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contingent liabilities
Contingent liability on legal proceedings	R$ 49,849,489	R$ 35,076,300
Labor
Contingent liabilities
Contingent liability on legal proceedings	5,900,822	5,145,030
Tax
Contingent liabilities
Contingent liability on legal proceedings	12,131,337	11,339,924
Civil
Contingent liabilities
Contingent liability on legal proceedings	R$ 31,817,331	R$ 18,591,346